Earnings Per Common Share - Schedule of Basic and Diluted Earnings Per Common Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
		Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Basic earnings per common share:
Income from continuing operations attributable to common stockholders	[1]	$ 330,780	$ 358,871	$ 242,338
Income from discontinued operations attributable to common stockholders	[1]	192,497	137,248	54,915
Net income attributable to common stockholders	[1]	$ 523,276	$ 496,119	$ 297,253
Weighted-average number of common shares - basic (shares)		50,900	50,669	41,215
Basic earnings per common share
Continuing operations		$ 6.50	$ 7.08	$ 5.88
Discontinued operations		3.78	2.71	1.33
Total basic net earnings per share		$ 10.28	$ 9.79	$ 7.21
Diluted earnings per common share:
Income from continuing operations attributable to common stockholders	[1]	$ 330,802	$ 358,885	$ 242,348
Income from discontinued operations attributable to common stockholders	[1]	192,510	137,255	54,918
Net income attributable to common stockholders	[1]	$ 523,313	$ 496,139	$ 297,265
Weighted-average number of common shares - basic		50,900	50,669	41,215
Effect of dilutive securities:
Stock options and restricted stock units (shares)		337	267	236
Weighted-average number of common shares - diluted (shares)		51,237	50,936	41,451
Diluted earnings per common share
Continuing operations		$ 6.46	$ 7.05	$ 5.85
Discontinued operations		3.76	2.69	1.32
Total basic net earnings per share		$ 10.21	$ 9.74	$ 7.17
Anti-dilutive shares excluded from diluted earnings per share calculation (shares)		63	108	97

[1]	Restricted stock awards granted by the Company are considered participating securities. Income available to participating securities was immaterial in all periods presented.